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FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
	January 1, 2024	to	December 31, 2024
Date of Report (Date of earliest event reported)			February 4, 2025
Commission File Number of securitizer:			025-04025
Central Index Key Number of securitizer:			0001747154
Christopher J. Dagnault, (651) 240-8032
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

LIAS Administration Fee Issuer LLC
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):			0001747228

Central Index Key Number of underwriter (if applicable):			N/A

Name and telephone number, including area code, of the person to contact in connection with this filing

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

 SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Talcott Administration Services Company, LLC	(Securitizer)

Date	February 4, 2025

/s/ Christopher J. Dagnault		(Signature)*
Name: Christopher J. Dagnault Title: President
*Print name and title of the signing officer under his signature.